INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 7:-INTANGIBLE ASSETS, NET

		Useful life	December 31,
		(years)	2022	2021
a.	Cost:
	Acquired technology and license	4 - 10	$21,815	$21,815
	Customer relationship	4.5 - 9	4,951	4,951

			26,766	26,766
	Accumulated amortization:
	Acquired technology and license		20,399	19,639
	Customer relationship		4,801	4,757

			25,200	24,396

	Amortized cost		$1,566	$2,370

b.	Amortization expenses related to intangible assets amounted to $804, $358 and $332 for the years ended December 31, 2022, 2021 and 2020, respectively.
c.	Expected amortization expenses are as follows:

Year ending December 31,
2023	$545
2024	532
2025 and thereafter	489

$1,566